Expense Example - Scharf Multi-Asset Opportunity Fund	Jan. 28, 2026 USD ($)
Scharf Multi-Asset Opportunity Fund Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	751
Expense Example, with Redemption, 10 Years	1,673
Scharf Multi-Asset Opportunity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	$ 1,390